Stock-Based Compensation (Stock Option Activity) (Details) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended
	Aug. 01, 2013	Oct. 29, 2012	Sep. 30, 2013	Dec. 31, 2012 Options [Member]
Number of Options
Outstanding at beginning of period			2,184,583	1,318,000
Granted at market price			1,768,449	1,543,000
Exercised			(94,500)	(125,750)
Forfeited			(474,000)	(1,040,000)
Outstanding at end of period			3,384,532	1,695,250
Exercisable at end of period			619,446	23,750
Weighted Average Exercise Price
Outstanding at beginning of period			$ 0.89	$ 0.25
Granted at market price			$ 1.01	$ 1.19
Exercised			$ 0.25
Forfeited			$ 1.26
Outstanding at end of period			$ 0.92	$ 1.08
Exercisable at end of period			$ 0.51	$ 0.25
Weighted Average Fair Value
Outstanding at beginning of period			$ 0.48	$ 0.16
Granted at market price				$ 0.63
Outstanding at end of period				$ 0.58
Exercisable at end of period			$ 0.23	$ 0.16
Remaining Contractual Life
Outstanding at end of period	2 years 10 months 2 days	4 years 1 month 5 days	9 years 1 month 4 days	9 years 4 months 24 days
Exercisable at end of period			7 years 2 months 13 days	8 years 1 month 6 days